7. CAPITAL AND RESERVES: Schedule of continuity of finder's options (Details)	12 Months Ended
Dec. 31, 2019 $ / shares shares
Finder's Options Outstanding, Number of Options	102,813
Finder's Options Outstanding, Number of Options Issued	0
Finder's Options Outstanding, Number of Options Exercised	0
Finder's Options Outstanding, Number of Options Expired	(102,813)
Finder's Options Outstanding, Number of Options	0
Finder's Options, Weighted Average Exercise Price | $ / shares	$ 0.40
Finder's Options, Weighted Average Exercise Price, Issued | $ / shares	0
Finder's Options, Weighted Average Exercise Price, Exercised | $ / shares	0
Finder's Options, Weighted Average Exercise Price, Expired | $ / shares	0.40
Finder's Options, Weighted Average Exercise Price | $ / shares	$ 0
Option 1
Finder's Option, Expiry Date	Jul. 04, 2019
Finder's Option, Exercise Price | $ / shares	$ 0.40
Finder's Option, Number of Options	102,813
Finder's Option, Number of Options Issued	0
Finder's Option, Number of Options Exercised	0
Finder's Option, Number of Options Expired	(102,813)
Finder's Option, Number of Options	0